Supplement dated March 22, 2024, to the Statement of Additional Information (“SAI”)
dated October 25, 2023, as previously supplemented February 29, 2024

DSS AmericaFirst Defensive Growth Fund

Class A: DGQAX Class U: DGQUX Class I: DGQIX

DSS AmericaFirst Income Fund

Class A: AFPAX Class U: AFPUX Class I: AFPIX

DSS AmericaFirst Monthly Risk-On Risk-Off Fund

Class A: ABRFX Class U: ABRUX Class I: ABRWX

DSS AmericaFirst Large Cap Share Buyback Fund

Class A: SBQAX Class U: SBQUX Class I: SBQIX

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Effective March 11, 2024, DSS AmericaFirst Quantitative Funds was renamed DSS AmericaFirst Funds (the “Trust”).  Any information in the SAI to the contrary should be disregarded.

The Statement of Additional Information dated October 25, 2023 and as supplemented February 29, 2024; and the Prospectus and each Summary Prospectus, each dated October 25, 2023; each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectus, each Summary Prospectus, and the Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling shareholder services at 1-877-217-8501.

Please retain this Supplement for future reference.